Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 735	$ 6,363	$ 514	$ 170,960
Prepaid expenses and other current assets	24,176	38,809
Amounts due from subsidiaries	1,104	950
Total current assets	127,153	86,812
TOTAL ASSETS	349,467	383,530
Current liabilities:
Accrued expenses and other current liabilities	21,059	22,597
Total current liabilities	48,134	88,568
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	31,120	16,159
Retained earnings	67,136	75,777
Total equity	264,675	259,046
TOTAL LIABILITIES AND EQUITY	349,467	383,530
Parent Company
Current assets:
Cash and cash equivalents	0	0	1
Prepaid expenses and other current assets	633	1,864
Amounts due from subsidiaries	127,239	126,648
Total current assets	127,872	128,512
Investment in subsidiaries	145,780	133,001
TOTAL ASSETS	273,652	261,513
Current liabilities:
Accrued expenses and other current liabilities	8,977	2,467
Total current liabilities	8,977	2,467
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	31,120	16,159
Retained earnings	88,703	98,035
Total equity	264,675	259,046	$ 268,333	$ 293,628
TOTAL LIABILITIES AND EQUITY	$ 273,652	$ 261,513